SEGMENT REPORTING (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Cash and due from banks	$ 36,674,869	$ 35,945,335	$ 70,551,283
Debt Securities at fair value through profit or loss	9,871,903	773,961	31,649,050
Loans and other financing	105,395,186	119,817,347
Other Assets	97,288,988	45,883,572
TOTAL ASSETS	249,230,946	202,420,215
Deposits	178,641,594	121,176,255
Financing received from the Argentine Central Bank and others	5,852,292	12,276,610
Negotiable obligations	4,226,748	8,286,163
Other liabilities	24,830,824	28,776,101
TOTAL LIABILITIES	213,551,458	170,515,129
Interest income	64,699,880	60,983,625	63,700,230
Interest Expense	(28,578,388)	(47,531,377)	(36,468,510)
Net interest income	36,121,492	13,452,248	27,231,720
Net income from financial instruments at fair value through profit or loss	3,315,582	28,536,382	13,215,705
Result from derecognition of assets measured at amortized cost	657,019
Exchange rate differences on gold and foreign currency	1,064,545	(441,191)	2,359,639
Net Income From Financial instruments And Exchange Rate Differences	5,037,146	28,095,191	15,575,344
Net Financial Income	41,158,638	41,547,439	42,807,064
Services Fee Income	11,493,824	11,707,556	12,414,260
Services Fee Expenses	(3,548,269)	(3,054,954)	(2,970,070)
Income from insurance activities	1,671,455	1,896,923	1,777,345
Net Service Fee Income	9,617,010	10,549,525	11,221,535
Subtotal	50,775,648	52,096,964	54,028,599
Result from exposure to changes in the purchasing power of money	(4,290,328)	(7,296,543)	(12,597,117)
Other operating income	3,779,451	3,751,037	5,180,332
Loan loss provisions	(8,615,060)	(10,533,018)	(10,846,363)
Net operating income	41,649,711	38,018,440	35,765,451
Personnel expenses	(18,176,866)	(19,283,346)
Administration expenses	(10,318,557)	(10,310,666)	(11,729,051)
Depreciations and impairment non-financial assets	(2,407,028)	(2,470,504)
Other operating expenses	(6,574,779)	(8,656,215)	(9,030,424)
Operating income (loss)	4,172,481	(2,702,291)
Result before taxes	4,172,481	(2,702,291)
Income tax	(671,707)	(229,663)	(2,117,088)
Net (loss) / income	3,500,774	(2,931,954)	(6,401,490)
Net (loss) / income for the year attributable to owners of the parent	3,499,882	(2,929,201)	(6,341,497)
Net income / (loss) for the year attributable to non-controlling interest	892	(2,753)	(59,993)
Other comprehensive (loss) / income	803,693	(65,123)	505,922
Other comprehensive (loss) / income attributable to owners of the parent company	802,914	(64,940)	505,396
Other comprehensive (loss) income attributable to non-controlling interest	779	(183)	526
Comprehensive (loss) / income for the year	4,304,467	(2,997,077)	(5,895,568)
Comprehensive (loss) / income attributable to owners of the parent company	4,302,796	(2,994,141)	(5,836,101)
Comprehensive income (loss) attributable to non-controlling interest	1,671	(2,936)	$ (59,467)
Adjustments
Disclosure of operating segments [line items]
Cash and due from banks	(133,572)	(2,624,035)
Loans and other financing	(2,592,546)	(1,927,882)
Other Assets	16,156,234	10,488,202
TOTAL ASSETS	13,430,116	5,936,285
Deposits	(136,500)	(3,204,562)
Financing received from the Argentine Central Bank and others	(2,535,318)	(1,347,144)
Other liabilities	5,964,046	5,726,877
TOTAL LIABILITIES	3,292,228	1,175,171
Interest income	(380,408)	(2,065,563)
Interest Expense	466,280	2,388,377
Net interest income	85,872	322,814
Net income from financial instruments at fair value through profit or loss	340,840	197,291
Result from derecognition of assets measured at amortized cost	(31,774)
Exchange rate differences on gold and foreign currency	98,571	14,453
Net Income From Financial instruments And Exchange Rate Differences	407,637	211,744
Net Financial Income	493,509	534,558
Services Fee Income	(420,005)	(330,406)
Services Fee Expenses	(29,677)	88,389
Income from insurance activities	217,251	269,253
Net Service Fee Income	(232,431)	27,236
Subtotal	261,078	561,794
Result from exposure to changes in the purchasing power of money	(146,955)	744,792
Other operating income	(132,710)	(33,506)
Net operating income	(18,587)	1,273,080
Personnel expenses	(118,078)	(211,025)
Administration expenses	269,167	(1,828)
Depreciations and impairment non-financial assets	(62,932)	(76,038)
Other operating expenses	(40,021)	(17,811)
Operating income (loss)	29,549	966,378
Income from associates and joint ventures	(6,456)	(4,570)
Result before taxes	23,093	961,808
Income tax	526,827	(587,768)
Net (loss) / income	549,920	374,040
Net (loss) / income for the year attributable to owners of the parent	549,028	376,793
Net income / (loss) for the year attributable to non-controlling interest	892	(2,753)
Other comprehensive (loss) / income	(11,634)	(1)
Other comprehensive (loss) / income attributable to owners of the parent company	(12,413)	182
Other comprehensive (loss) income attributable to non-controlling interest	779	(183)
Comprehensive (loss) / income for the year	538,286	374,039
Comprehensive (loss) / income attributable to owners of the parent company	536,615	376,975
Comprehensive income (loss) attributable to non-controlling interest	1,671	(2,936)
Personal and Business Banking | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	12,345,695	10,471,392
Loans and other financing	52,474,545	56,863,126
Other Assets	8,569,274	3,216,481
TOTAL ASSETS	73,389,514	70,550,999
Deposits	93,834,062	86,332,384
Financing received from the Argentine Central Bank and others	15,011	17,161
Negotiable obligations	23,896	147,721
Other liabilities	7,481,326	6,347,903
TOTAL LIABILITIES	101,354,295	92,845,169
Interest income	22,032,597	30,299,712
Interest Expense	(8,181,916)	(11,995,094)
Distribution of results by Treasury	3,409,620	6,447,537
Net interest income	17,260,301	24,752,155
Net income from financial instruments at fair value through profit or loss		13,964
Exchange rate differences on gold and foreign currency	379,276	2,601,295
Net Income From Financial instruments And Exchange Rate Differences	379,276	2,615,259
Net Financial Income	17,639,577	27,367,414
Services Fee Income	7,464,407	7,153,209
Services Fee Expenses	(2,453,402)	(1,979,198)
Net Service Fee Income	5,011,005	5,174,011
Subtotal	22,650,582	32,541,425
Result from exposure to changes in the purchasing power of money	(1,078,519)	(2,439,672)
Other operating income	1,531,510	1,665,517
Loan loss provisions	(4,365,418)	(4,555,505)
Net operating income	18,738,155	27,211,765
Personnel expenses	(13,284,682)	(14,363,518)
Administration expenses	(7,431,135)	(7,109,852)
Depreciations and impairment non-financial assets	(1,924,361)	(1,891,160)
Other operating expenses	(3,834,606)	(4,635,433)
Operating income (loss)	(7,736,629)	(788,198)
Result before taxes	(7,736,629)	(788,198)
Income tax	1,380,576	7,210
Net (loss) / income	(6,356,053)	(780,988)
Net (loss) / income for the year attributable to owners of the parent	(6,356,053)	(780,988)
Other comprehensive (loss) / income	220,150	(50,447)
Other comprehensive (loss) / income attributable to owners of the parent company	220,150	(50,447)
Comprehensive (loss) / income for the year	(6,135,903)	(831,435)
Comprehensive (loss) / income attributable to owners of the parent company	(6,135,903)	(831,435)
Corporate Banking | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	533,466	1,392,602
Loans and other financing	42,240,034	52,299,847
Other Assets	8,324,469	1,600,424
TOTAL ASSETS	51,097,969	55,292,873
Deposits	16,184,803	14,481,577
Negotiable obligations	12,588	104,240
Other liabilities	2,073,534	1,876,158
TOTAL LIABILITIES	18,270,925	16,461,975
Interest income	12,981,215	19,478,944
Interest Expense	(1,073,707)	(4,676,394)
Distribution of results by Treasury	(6,389,960)	(9,131,377)
Net interest income	5,517,548	5,671,173
Exchange rate differences on gold and foreign currency	52,605	281,750
Net Income From Financial instruments And Exchange Rate Differences	52,605	281,750
Net Financial Income	5,570,153	5,952,923
Services Fee Income	672,282	1,532,939
Services Fee Expenses	(192,364)	(166,561)
Net Service Fee Income	479,918	1,366,378
Subtotal	6,050,071	7,319,301
Result from exposure to changes in the purchasing power of money	(1,274,193)	(2,243,877)
Other operating income	1,518,644	860,383
Loan loss provisions	(3,370,120)	(4,302,282)
Net operating income	2,924,402	1,633,525
Personnel expenses	(1,271,081)	(1,412,159)
Administration expenses	(508,923)	(464,220)
Depreciations and impairment non-financial assets	(144,156)	(247,501)
Other operating expenses	(1,255,478)	(2,306,728)
Operating income (loss)	(255,236)	(2,797,083)
Result before taxes	(255,236)	(2,797,083)
Income tax	75,324	8,894
Net (loss) / income	(179,912)	(2,788,189)
Net (loss) / income for the year attributable to owners of the parent	(179,912)	(2,788,189)
Other comprehensive (loss) / income	115,969	(35,598)
Other comprehensive (loss) / income attributable to owners of the parent company	115,969	(35,598)
Comprehensive (loss) / income for the year	(63,943)	(2,823,787)
Comprehensive (loss) / income attributable to owners of the parent company	(63,943)	(2,823,787)
Bank Treasury [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	23,288,859	22,967,633
Debt Securities at fair value through profit or loss	8,827,214	425,175
Loans and other financing	5,823,189	5,064,985
Other Assets	58,840,094	24,308,991
TOTAL ASSETS	96,779,356	52,766,784
Deposits	65,197,484	21,342,195
Financing received from the Argentine Central Bank and others	5,794,778	12,250,927
Negotiable obligations	4,190,264	8,013,021
Other liabilities	5,859,467	5,926,868
TOTAL LIABILITIES	81,041,993	47,533,011
Interest income	25,591,006	6,132,453
Interest Expense	(18,395,101)	(28,791,267)
Distribution of results by Treasury	2,980,340	2,683,840
Net interest income	10,176,245	(19,974,974)
Net income from financial instruments at fair value through profit or loss	2,315,048	27,334,575
Result from derecognition of assets measured at amortized cost	688,793
Exchange rate differences on gold and foreign currency	423,261	(3,381,111)
Net Income From Financial instruments And Exchange Rate Differences	3,427,102	23,953,464
Net Financial Income	13,603,347	3,978,490
Services Fee Income	59,634	50,267
Services Fee Expenses	(59,759)	(66,517)
Net Service Fee Income	(125)	(16,250)
Subtotal	13,603,222	3,962,240
Result from exposure to changes in the purchasing power of money	(269,124)	(535,746)
Other operating income	253,278	467,542
Loan loss provisions	(4,097)	33,553
Net operating income	13,583,279	3,927,589
Personnel expenses	(930,606)	(886,187)
Administration expenses	(462,356)	(421,634)
Depreciations and impairment non-financial assets	(108,498)	(97,492)
Other operating expenses	(736,566)	(693,363)
Operating income (loss)	11,345,253	1,828,913
Result before taxes	11,345,253	1,828,913
Income tax	(2,219,977)	24,010
Net (loss) / income	9,125,276	1,852,923
Net (loss) / income for the year attributable to owners of the parent	9,125,276	1,852,923
Other comprehensive (loss) / income	479,208	(89,847)
Other comprehensive (loss) / income attributable to owners of the parent company	479,208	(89,847)
Comprehensive (loss) / income for the year	9,604,484	1,763,076
Comprehensive (loss) / income attributable to owners of the parent company	9,604,484	1,763,076
Consumer Finance | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	238,350	437,209
Debt Securities at fair value through profit or loss	1,034,836	126,287
Loans and other financing	6,808,494	6,857,365
Other Assets	3,063,890	4,050,457
TOTAL ASSETS	11,145,570	11,471,318
Deposits	3,561,745	2,224,661
Financing received from the Argentine Central Bank and others	2,529,652	1,293,014
Other liabilities	2,016,065	4,348,891
TOTAL LIABILITIES	8,107,462	7,866,566
Interest income	4,433,064	6,834,394
Interest Expense	(1,367,357)	(4,274,907)
Net interest income	3,065,707	2,559,487
Net income from financial instruments at fair value through profit or loss	143,465	331,348
Exchange rate differences on gold and foreign currency	37,771	11,166
Net Income From Financial instruments And Exchange Rate Differences	181,236	342,514
Net Financial Income	3,246,943	2,902,001
Services Fee Income	2,133,202	2,433,057
Services Fee Expenses	(762,313)	(889,658)
Net Service Fee Income	1,370,889	1,543,399
Subtotal	4,617,832	4,445,400
Result from exposure to changes in the purchasing power of money	(887,134)	(1,141,796)
Other operating income	364,527	568,593
Loan loss provisions	(886,996)	(1,760,136)
Net operating income	3,208,229	2,112,061
Personnel expenses	(1,713,808)	(1,740,329)
Administration expenses	(1,463,065)	(1,592,780)
Depreciations and impairment non-financial assets	(135,823)	(136,548)
Other operating expenses	(602,415)	(865,702)
Operating income (loss)	(706,882)	(2,223,298)
Income from associates and joint ventures	6,456	4,570
Result before taxes	(700,426)	(2,218,728)
Income tax	122,886	736,962
Net (loss) / income	(577,540)	(1,481,766)
Net (loss) / income for the year attributable to owners of the parent	(577,540)	(1,481,766)
Comprehensive (loss) / income for the year	(577,540)	(1,481,766)
Comprehensive (loss) / income attributable to owners of the parent company	(577,540)	(1,481,766)
Insurance [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	2,176	4,608
Loans and other financing	592,067	618,048
Other Assets	1,254,830	1,485,761
TOTAL ASSETS	1,849,073	2,108,417
Other liabilities	857,130	1,031,927
TOTAL LIABILITIES	857,130	1,031,927
Net income from financial instruments at fair value through profit or loss	353,513	526,305
Exchange rate differences on gold and foreign currency	(98)	1,679
Net Income From Financial instruments And Exchange Rate Differences	353,415	527,984
Net Financial Income	353,415	527,984
Income from insurance activities	1,454,204	1,627,670
Net Service Fee Income	1,454,204	1,627,670
Subtotal	1,807,619	2,155,654
Result from exposure to changes in the purchasing power of money	(381,065)	(1,204,601)
Other operating income	10,498	10,190
Net operating income	1,437,052	961,243
Personnel expenses	(317,809)	(255,296)
Administration expenses	(264,086)	(359,381)
Depreciations and impairment non-financial assets	(20,761)	(12,751)
Other operating expenses	(1,826)	(1,673)
Operating income (loss)	832,570	332,142
Result before taxes	832,570	332,142
Income tax	(294,523)	(301,677)
Net (loss) / income	538,047	30,465
Net (loss) / income for the year attributable to owners of the parent	538,047	30,465
Other comprehensive (loss) / income		110,770
Other comprehensive (loss) / income attributable to owners of the parent company		110,770
Comprehensive (loss) / income for the year	538,047	141,235
Comprehensive (loss) / income attributable to owners of the parent company	538,047	141,235
Asset Management and Other Services | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	399,895	3,295,926
Debt Securities at fair value through profit or loss	9,853	222,499
Loans and other financing	49,403	41,858
Other Assets	1,080,197	733,256
TOTAL ASSETS	1,539,348	4,293,539
Financing received from the Argentine Central Bank and others	48,169	62,652
Negotiable obligations		21,181
Other liabilities	579,256	3,517,477
TOTAL LIABILITIES	627,425	3,601,310
Interest income	42,406	303,685
Interest Expense	(26,587)	(182,092)
Net interest income	15,819	121,593
Net income from financial instruments at fair value through profit or loss	162,716	132,899
Exchange rate differences on gold and foreign currency	73,159	29,577
Net Income From Financial instruments And Exchange Rate Differences	235,875	162,476
Net Financial Income	251,694	284,069
Services Fee Income	1,584,304	868,490
Services Fee Expenses	(50,754)	(41,409)
Net Service Fee Income	1,533,550	827,081
Subtotal	1,785,244	1,111,150
Result from exposure to changes in the purchasing power of money	(253,338)	(475,643)
Other operating income	233,704	212,318
Loan loss provisions	11,571	51,352
Net operating income	1,777,181	899,177
Personnel expenses	(540,802)	(414,832)
Administration expenses	(458,159)	(360,971)
Depreciations and impairment non-financial assets	(10,497)	(9,014)
Other operating expenses	(103,867)	(135,505)
Operating income (loss)	663,856	(21,145)
Result before taxes	663,856	(21,145)
Income tax	(262,820)	(117,294)
Net (loss) / income	401,036	(138,439)
Net (loss) / income for the year attributable to owners of the parent	401,036	(138,439)
Comprehensive (loss) / income for the year	401,036	(138,439)
Comprehensive (loss) / income attributable to owners of the parent company	$ 401,036	$ (138,439)